Employee Benefit Plans	12 Months Ended
Sep. 30, 2013
Employee Benefit Plans [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans
Pension Benefits
The Company has various defined benefit pension plans covering some of its employees in the United States and certain employees in other countries, primarily the United Kingdom and Germany. Plans generally provide benefits of stated amounts for each year of service. The Company funds its U.S. pension plans in accordance with the requirements of the defined benefit pension plans and, where applicable, in amounts sufficient to satisfy the minimum funding requirements of applicable laws. Additionally, in compliance with the Company’s funding policy, annual contributions to non-U.S. defined benefit plans are equal to the actuarial recommendations or statutory requirements in the respective countries.
The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are covered by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and therefore are not included in the information presented below. The Company also has various nonqualified deferred compensation agreements with certain of its employees. Under certain of these agreements, the Company has agreed to pay certain amounts annually for the first 15 years subsequent to retirement or to a designated beneficiary upon death. It is management’s intent that life insurance contracts owned by the Company will fund these agreements. Under the remaining agreements, the Company has agreed to pay such deferred amounts in up to 15 annual installments beginning on a date specified by the employee, subsequent to retirement or disability, or to a designated beneficiary upon death.

Other Benefits
Under the Rayovac postretirement plan, the Company provides certain health care and life insurance benefits to eligible retired employees. Participants earn retiree health care benefits after reaching age 40 over the next 10 succeeding years of service, and remain eligible until reaching age 65. The plan is contributory; retiree contributions have been established as a flat dollar amount with contribution rates expected to increase at the active medical trend rate. The plan is unfunded. The Company is amortizing the transition obligation over a 20-year period.
The following tables provide additional information on the Company’s pension and other postretirement benefit plans:

			Pension and Deferred Compensation Benefits				Other Benefits
	2013			2012			2013	2012
Change in benefit obligation
Benefit obligation, beginning of year		$240,806			$209,472		$566	$542
Liabilities assumed through acquisitions	14,716			—
Service cost	3,061			2,048			9	12
Interest cost	9,886			10,593			22	27
Actuarial loss (gain)	1,851			29,834			(58)	(14)
Participant contributions	59			182			—	—
Curtailments	(1,507)			—			(135)	—
Benefits paid	(15,925)			(9,354)			(1)	(1)
Foreign currency exchange rate changes	3,195			(1,969)			—	—
Benefit obligation, end of year		$256,142			$240,806		$403	$566
Change in plan assets
Fair value of plan assets, beginning of year		$153,927			$130,641		$—	$—
Assets acquired through acquisitions	6,680			—			—	—
Actual return on plan assets	16,759			20,112			—	—
Employer contributions	12,316			12,587			1	1
Employee contributions	59			182			—	—
Benefits paid	(15,925)			(9,354)			(1)	(1)
Foreign currency exchange rate changes	1,668			(241)			—	—
Fair value of plan assets, end of year		$175,484			$153,927		$—	$—
Accrued Benefit Cost	$(80,658)			$(86,879)			$(403)	$(566)
Range of assumptions:
Discount rate	1.8%	-	13.0%	4.0%	-	13.5%	4.7%	4.0%
Expected return on plan assets	3.6%	-	7.8%	4.0%	-	7.8%	N/A	N/A
Rate of compensation increase	2.3%	-	5.5%	2.3%	-	5.5%	N/A	N/A

The net underfunded status as of September 30, 2013 and September 30, 2012 of $80,658 and $86,879, respectively, is recognized in the accompanying Consolidated Statements of Financial Position within Employee benefit obligations, net of current portion. Included in the Company’s AOCI as of September 30, 2013 and September 30, 2012 are unrecognized net losses of $29,180, net of tax expense of $817 and $33,428, net of tax benefit of $4,392, respectively, which have not yet been recognized as components of net periodic pension cost. The net loss in AOCI expected to be recognized during Fiscal 2014 is $1,549.

At September 30, 2013, the Company’s total pension and deferred compensation benefit obligation of $256,142 consisted of $66,895 associated with U.S. plans and $189,247 associated with international plans. The fair value of the Company’s pension and deferred compensation benefit assets of $175,484 consisted of $58,458 associated with U.S. plans and $117,026 associated with international plans. The weighted average discount rate used for the Company’s domestic plans was approximately 3.8% and approximately 3.9% for its international plans. The weighted average expected return on plan assets used for the Company’s domestic plans was approximately 7.8% and approximately 4.7% for its international plans.
At September 30, 2012, the Company’s total pension and deferred compensation benefit obligation of $240,806 consisted of $75,580 associated with U.S. plans and $165,226 associated with international plans. The fair value of the Company’s pension and deferred compensation benefit assets of $153,927 consisted of $51,721 associated with U.S. plans and $102,206 associated with international plans. The weighted average discount rate used for the Company’s domestic plans was approximately 4.3% and approximately 5.3% for its international plans. The weighted average expected return on plan assets used for the Company’s domestic plans was approximately 7.8% and approximately 5.4% for its international plans.

	Pension and Deferred Compensation Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Components of net periodic benefit cost
Service cost	$3,061	$2,048	$2,543	$9	$12	$11
Interest cost	9,886	10,593	10,380	22	27	27
Expected return on assets	(8,667)	(8,225)	(7,829)	—	—	—
Amortization of prior service cost	—	72	—	—	—	—
Curtailment gain	(752)	—	—	—	—	—
Recognized net actuarial (gain) loss	2,112	828	8	8	(54)	(52)
Net periodic cost (benefit)	$5,640	$5,316	$5,102	$39	$(15)	$(14)

The discount rate is used to calculate the projected benefit obligation. The discount rate used is based on the rate of return on government bonds as well as current market conditions of the respective countries where such plans are established.
Below is a summary allocation of all pension plan assets as of the measurement date.

	Weighted Average Allocation
	Target			Actual
Asset Category	2013			2013	2012
Equity Securities	0	-	60%	47%	49%
Fixed Income Securities	0	-	40%	21%	20%
Other	0	-	100%	32%	31%
Total	100%			100%	100%

The weighted average expected long-term rate of return on total assets is 5.7%.
The Company has established formal investment policies for the assets associated with these plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Specific asset class targets are based on the results of periodic asset/liability studies. The investment policies permit variances from the targets within certain parameters. The weighted average expected long-term rate of return is based on a Fiscal 2013 review of such rates. The plan assets currently do not include holdings of SB Holdings common stock.
The following table sets forth the fair value of the Company’s pension plan assets as of September 30, 2013 segregated by level within the fair value hierarchy. See Note 8, "Fair Value of Financial Instruments", for discussion of the fair value hierarchy and fair value principles:

	Level 1	Level 2	Level 3	Total
U.S. Defined Benefit Plan Assets:
Common collective trust—equity	$32,772	$9,393	$—	$42,165
Common collective trust—fixed income	—	16,293	—	16,293
Total U.S. Defined Benefit Plan Assets	$32,772	$25,686	$—	$58,458
International Defined Benefit Plan Assets:
Common collective trust—equity	$—	$46,521	$—	$46,521
Common collective trust—fixed income	—	15,868	—	15,868
Insurance contracts—general fund	—	37,690	—	37,690
Other	6,658	10,289	—	16,947
Total International Defined Benefit Plan Assets	$6,658	$110,368	$—	$117,026

The following table sets forth the fair value of the Company’s pension plan assets as of September 30, 2012 segregated by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
U.S. Defined Benefit Plan Assets:
Common collective trust—equity	$20,520	$16,667	$—	$37,187
Common collective trust—fixed income	—	14,534	—	14,534
Total U.S. Defined Benefit Plan Assets	$20,520	$31,201	$—	$51,721
International Defined Benefit Plan Assets:
Common collective trust—equity	$—	$38,507	$—	$38,507
Common collective trust—fixed income	—	15,661	—	15,661
Insurance contracts—general fund	—	40,651	—	40,651
Other	—	7,387	—	7,387
Total International Defined Benefit Plan Assets	$—	$102,206	$—	$102,206
The Company’s Fixed Income Securities portfolio is invested primarily in commingled funds and managed for overall return expectations rather than matching duration against plan liabilities; therefore, debt maturities are not significant to the plan performance.
The Company’s Other portfolio consists of all pension assets, primarily insurance contracts, in the United Kingdom and Germany.
The Company’s expected future pension benefit payments for Fiscal 2014 through its fiscal year 2023 are as follows:

2014	$9,241
2015	8,536
2016	10,135
2017	10,376
2018	10,924
2019-2023	62,547

The Company sponsors a defined contribution pension plan for its domestic salaried employees, which allows participants to make contributions by salary reduction pursuant to Section 401(k) of the Internal Revenue Code. The Company also sponsors defined contribution pension plans for employees of certain foreign subsidiaries. Company contributions charged to operations, including discretionary amounts, for Fiscal 2013, Fiscal 2012 and Fiscal 2011 were $11,095, $1,935 and $4,999, respectively.